Annual Total Returns - LOOMIS SAYLES FUNDS II - Class Y	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loomis Sayles High Income Fund
Prospectus [Line Items]
Annual Return [Percent]	9.16%	9.05%	10.13%	(13.47%)	3.15%	8.19%	12.52%	(3.21%)	7.80%	15.04%
Loomis Sayles International Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	10.09%	13.45%	20.81%	(17.50%)	(3.81%)
Loomis Sayles Investment Grade Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	6.96%	2.80%	7.50%	(11.31%)	0.24%	11.68%	9.04%	(0.32%)	6.66%	6.16%
Loomis Sayles Strategic Income Fund
Prospectus [Line Items]
Annual Return [Percent]	10.56%	7.24%	8.30%	(12.60%)	4.12%	1.40%	11.05%	(2.69%)	7.50%	8.56%